Taxation (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Summary of Tax Effects of Components of Other Comprehensive Income
Tax effects of components of other comprehensive income were as follows:

	First Half 2020			First Half 2019
€ million	Before tax	Tax (charge)/ credit	After tax	Before tax	Tax (charge)/ credit	After tax
Gains/(losses) on
Equity instruments at fair value through other comprehensive income	19	1	20	16	–	16
Cash flow hedges	71	(28)	43	89	(6)	83
Remeasurements of defined benefit pension plans	(242)	41	(201)	274	(7)	267
Currency retranslation gains/(losses)	(1,516)	35	(1,481)	68	(4)	64

Other comprehensive income	(1,668)	49	(1,619)	447	(17)	430